Subsequent Events (Details) - USD ($)		1 Months Ended										2 Months Ended	12 Months Ended
	Feb. 16, 2021	Mar. 17, 2021	Jan. 31, 2021	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Mar. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 15, 2021	Nov. 19, 2020	Feb. 29, 2020	Nov. 30, 2019	Mar. 31, 2017
Subsequent Event [Line Items]
Proceeds from long-term debt													$ 669,600,000	$ 697,879,000	$ 584,613,000
Repayment													49,342,000	$ 50,000,000	$ 0
$629 Million Term Loan Facility
Subsequent Event [Line Items]
Face amount													629,000,000					$ 629,000,000
$629 Million Term Loan Facility | Floating rate debt
Subsequent Event [Line Items]
Maximum borrowing capacity													629,000,000
$125 Million Facility
Subsequent Event [Line Items]
Face amount								$ 125,000,000					125,000,000
Basis spread on variable rate (percent)								2.85%
$100 million Secured Term Loan and Revolving Credit Facility
Subsequent Event [Line Items]
Face amount										$ 100,000,000
$100 million Secured Term Loan and Revolving Credit Facility | Floating rate debt
Subsequent Event [Line Items]
Maximum borrowing capacity													$ 100,000,000
$100 million Secured Term Loan and Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (percent)										2.25%
Share buy-back program
Subsequent Event [Line Items]
Purchase price per share (in dollars per share)																	$ 10.00
Treasury shares (in shares)													202,797
Treasury shares purchased at cost													$ 1,700,000
Remaining shares authorized to be repurchased													3,907,787
Revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity																			$ 270,000,000	$ 270,000,000
Revolving credit facility | $125 Million Facility
Subsequent Event [Line Items]
Face amount								$ 25,000,000					$ 25,000,000
Revolving credit facility | $100 million Secured Term Loan and Revolving Credit Facility
Subsequent Event [Line Items]
Face amount										$ 50,000,000
Geveran | Shipbuilding
Subsequent Event [Line Items]
Total related party transactions				$ 130,700,000	$ 130,500,000	$ 130,600,000	$ 130,300,000		$ 145,200,000		$ 145,100,000
Subsequent event
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.30
Purchase price per share (in dollars per share)	$ 12.00															$ 10.00
Subsequent event | LIBOR
Subsequent Event [Line Items]
Increase in limit		$ 20,000,000
Subsequent event | $629 Million Term Loan Facility
Subsequent Event [Line Items]
Proceeds from long-term debt			$ 125,800,000
Subsequent event | $125 Million Facility
Subsequent Event [Line Items]
Proceeds from long-term debt			100,000,000
Subsequent event | $100 million Secured Term Loan and Revolving Credit Facility
Subsequent Event [Line Items]
Repayment			46,700,000
Subsequent event | $100 million Secured Term Loan and Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Increase in limit		$ 20,000,000
Basis spread on variable rate (percent)		2.25%
Subsequent event | Share buy-back program
Subsequent Event [Line Items]
Treasury shares (in shares)												468,203
Treasury shares purchased at cost												$ 4,100,000
Treasury stock, common, shares												671,000
Treasury stock, common, value												$ 5,800,000
Remaining shares authorized to be repurchased												3,439,584
Subsequent event | Geveran | Flex Freedom | Shipbuilding
Subsequent Event [Line Items]
Total related party transactions			130,500,000
Subsequent event | Geveran | Flex Volunteer Limited | Shipbuilding
Subsequent Event [Line Items]
Total related party transactions			$ 127,000,000.0